    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2005

                                                              FILE NO. 333-79865
                                                              FILE NO. 811-09371

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 6


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 7


                               -------------------

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               -------------------

                              1401 LIVINGSTON LANE
                           JACKSON, MISSISSIPPI 39213
                                 1-601-981-7422
          (Address and Telephone Number of Principal Executive Office)

                            JOSEPH A. PURVIS, ESQUIRE
                              1401 LIVINGSTON LANE
                           JACKSON, MISSISSIPPI 39213
               (Name and Address of Agent for Service of Process)

                               -------------------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

     / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;


     / / ON (DATE) PURSUANT TO PARAGRAPH (b) OF RULE 485;

     / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485;

     /X/ ON MAY 1, 2005 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.


     SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

================================================================================

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS


                                   May 1, 2005


Southern Farm Bureau Life Insurance Company (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Southern Farm Bureau Life Variable Account (the "Account"), each of which invests in one of the following Investment Options:

      T. Rowe Price Equity Series, Inc.
          T. Rowe Price Equity Income Portfolio
          T. Rowe Price Mid-Cap Growth Portfolio
          T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Fixed Income Series, Inc.
          T. Rowe Price Limited-Term Bond Portfolio
          T. Rowe Price Prime Reserve Portfolio
      Fidelity(R) Variable Insurance Products Funds
          Fidelity VIP Growth Portfolio--Initial Class
          Fidelity VIP High Income Portfolio--Initial Class Fidelity VIP Overseas Portfolio--Initial Class Fidelity VIP Contrafund(R) Portfolio--Initial Class Fidelity VIP Index 500 Portfolio--Initial Class Fidelity VIP Mid Cap Portfolio--Initial Class

The accompanying Prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


The T. Rowe Price Mid-Cap Growth Subaccount, which invests in the T. Rowe Price Mid-Cap Growth Portfolio, is not available for investment (allocation of premium payments and transfers of Accumulated Value) to any Owner whose Contract was issued on or after May 1, 2004. Owners whose Contracts were issued prior to May 1, 2004 may allocate premium payments and transfer Accumulated Value from the other Subaccounts and the Declared Interest Option to the T. Rowe Price Mid-Cap Growth Subaccount and transfer Accumulated Value from the T. Rowe Price Mid-Cap Growth Subaccount to the other Subaccounts and the Declared Interest Option.


Please note that the Contracts and Investment Options are not bank deposits; are not federally insured; are not guaranteed to achieve their goals; and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information
(SAI) has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
         OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By

                   Southern Farm Bureau Life Insurance Company
                              1401 Livingston Lane
                           Jackson, Mississippi 39213
                                 1-877-249-3691

TABLE OF CONTENTS


                                                                                   PAGE
                                                                                ----------
DEFINITIONS                                                                              3
FEE TABLES                                                                               5
SUMMARY OF THE CONTRACT                                                                  9
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                             11
        Southern Farm Bureau Life Insurance Company                                     11
        Southern Farm Bureau Life Variable Account                                      11
        Investment Options                                                              12
        Addition, Deletion or Substitution of Investments                               14
DESCRIPTION OF ANNUITY CONTRACT                                                         15
        Issuance of a Contract                                                          15
        Premiums                                                                        15
        Free-Look Period                                                                15
        Allocation of Premiums                                                          15
        Variable Accumulated Value                                                      16
        Transfer Privilege                                                              17
        Partial Withdrawals and Surrenders                                              20
        Transfer and Withdrawal Options                                                 21
        Death Benefit Before the Retirement Date                                        23
        Death Benefit After the Retirement Date                                         24
        Proceeds on the Retirement Date                                                 24
        Payments                                                                        24
        Modification                                                                    25
        Reports to Owners                                                               25
        Inquiries                                                                       25
THE DECLARED INTEREST OPTION                                                            25
        Minimum Guaranteed and Current Interest Rates                                   26
        Transfers From Declared Interest Option                                         26
CHARGES AND DEDUCTIONS                                                                  27
        Surrender Charge (Contingent Deferred Sales Charge)                             27
        Annual Administrative Charge                                                    28
        Transfer Processing Fee                                                         28
        Mortality and Expense Risk Charge                                               28
        Investment Option Expenses                                                      28
        Premium Taxes                                                                   28
        Other Taxes                                                                     29
PAYMENT OPTIONS                                                                         29
        Election of Options                                                             29
        Description of Options                                                          29
YIELDS AND TOTAL RETURNS                                                                30
FEDERAL TAX MATTERS                                                                     31
        Introduction                                                                    31
        Tax Status of the Contract                                                      32
        Taxation of Annuities                                                           33
        Transfers, Assignments or Exchanges of a Contract                               35
        Withholding                                                                     35
        Multiple Contracts                                                              35

                                                                                   PAGE
                                                                                ----------
        Taxation of Qualified Contracts                                                 35
        Possible Charge for the Company's Taxes                                         37
        Other Tax Consequences                                                          38
DISTRIBUTION OF THE CONTRACTS                                                           38
LEGAL PROCEEDINGS                                                                       39
VOTING RIGHTS                                                                           39
ADMINISTRATIVE SERVICES AGREEMENT                                                       39
FINANCIAL STATEMENTS                                                                    40
CONDENSED FINANCIAL INFORMATION                                                 Appendix A
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                              SAI-TOC


             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: Southern Farm Bureau Life Variable Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ADMINISTRATIVE OFFICE: The Company's administrative office at 5400 University Avenue, West Des Moines, Iowa 50266.

ANNUITANT: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person(s) to whom the Company pays the proceeds on the death of the Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading, except: (1) any local or regional business holidays designated in this Prospectus; (2) any period when the Securities and Exchange Commission ("SEC") determines that an emergency exists which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of its net assets; or
(3) such other periods as the SEC may permit for the protection of security holders of a Fund. Assets are valued at the close of the Business Day (3:00 p.m. Central time).

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): Southern Farm Bureau Life Insurance Company.

CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this prospectus, which term includes the Contract described in this Prospectus, any endorsement or additional benefit riders or agreements, the Contract application and any supplemental applications.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application and the initial premium at the Administrative Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) the Beneficiary's statement of election;

     (d) a copy of the Beneficiary's Form W-9; or

     (e) any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 403(b), 408 or 408A of the Code.

RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.


VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. Central Time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the Owner on a form satisfactory to the Company which the Company receives at our Administrative Office.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

                                                                       GUARANTEED
OWNER TRANSACTION EXPENSES                                           MAXIMUM CHARGE            CURRENT CHARGE
--------------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount withdrawn
or surrendered)(1)                                                           7%                        7%
Transfer Processing Fee(2)                                                $ 25                      $ 25

(1) The surrender charge is only assessed during the first seven Contract Years. The surrender charge declines to 0% in the eighth Contract Year. In no event will the total surrender charges assessed under a Contract exceed 8.5% of the total premiums paid under that Contract. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value on your most recent Contract Anniversary without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we assess a charge of $25 for the thirteenth and each subsequent transfer during a Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                                       GUARANTEED
PERIODIC CHARGES                                                     MAXIMUM CHARGE            CURRENT CHARGE
--------------------------------------------------------------------------------------------------------------
Annual Administrative Charge(3)                                         $   45                    $   30
Separate Account Annual Expenses (as a percentage of
average variable accumulated value)
  Mortality and Expense Risk Charge                                       1.40%                     1.40%
  Total Separate Account Annual Expenses                                  1.40%                     1.40%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

     The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.

                  [EXPENSE FIGURES TO BE UPDATED BY AMENDMENT]


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(4)


                                                                                                 MINIMUM    MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                           %          %
Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or
Reimbursement(5)                                                                                   %          %



                  [EXPENSE FIGURES TO BE UPDATED BY AMENDMENT]

(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements, annual Investment Option operating expenses would have been:



                                                                                                 MINIMUM    MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                           %          %



                  [EXPENSE FIGURES TO BE UPDATED BY AMENDMENT]


(5) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Currently, there are no contractual reimbursement or fee waiver arrangements in place for any of the Investment Options. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004. Current and future expenses may be higher or lower than those shown.

                  [EXPENSE FIGURES TO BE UPDATED BY AMENDMENT]


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                  MANAGEMENT     OTHER       12b-1        TOTAL
INVESTMENT OPTION                                                    FEES       EXPENSES      FEE       EXPENSES
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio                                            %             %          %          %(1)
   Mid-Cap Growth Portfolio                                           %             %          %          %(1)
   Personal Strategy Balanced Portfolio                               %             %          %          %(1)(2)
T. Rowe Price Fixed Income Series, Inc.
   Limited-Term Bond Portfolio                                        %             %          %          %(1)
   Prime Reserve Portfolio                                            %             %          %          %(1)
Fidelity Variable Insurance Products Funds
   VIP Growth Portfolio--Initial Class                                %             %          %          %(4)
   VIP High Income Portfolio--Initial Class                           %             %          %          %
   VIP Overseas Portfolio--Initial Class                              %             %          %          %(3)
   VIP Contrafund Portfolio--Initial Class                            %             %          %          %(3)
   VIP Index 500 Portfolio--Initial Class                             %             %          %          %(5)
   VIP Mid Cap Portfolio--Initial Class                               %             %          %          %(3)


(1) Management fees include the ordinary, recurring operating expenses of the portfolios, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the portfolios' independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.


(2) The portfolio's manager has agreed to reduce its management fee by the amount of expenses incurred as a result of the portfolio's investment in other
T. Rowe Price portfolios. The amounts shown in the table do not include that reduction. After taking that reduction into account, total annual expenses would have been ____%.

(3) A portion of the brokerage commissions that certain portfolios pay may be used to reduce Fund expenses. In addition, certain portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. The amounts shown in the table do not include these reductions. Including these reductions, the total annual expenses presented in the preceding table would have been:
Overseas Portfolio--____%, Contrafund Portfolio-- ____% and Mid Cap Portfolio-- ____%. These offsets may be discontinued at any time.

(4) A portion of the brokerage commissions that certain portfolios pay may be used to reduce Fund expenses. The amount shown in the table does not include this reduction. Including this reduction, the total annual expenses presented in the preceding table would have been ____%. This offset may be discontinued at any time.

(5) The Funds' manager has voluntarily agreed to reimburse the expenses of the portfolio if they exceed 0.28%. The Funds' manager may discontinue this arrangement at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2004 were ____%, ____% and ____%, respectively.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees and Investment Option fees and expenses.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1

     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                   1 YEAR      3 YEARS     5 YEARS   10 YEARS
                   ------------------------------------------
                      $           $           $          $


     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a five year annuity payment period(1):


                   1 YEAR      3 YEARS     5 YEARS   10 YEARS
                   ------------------------------------------
                      $           $           $          $


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3 or 5:


                   1 YEAR      3 YEARS     5 YEARS   10 YEARS
                   ------------------------------------------
                      $           $           $          $


                       [COSTS TO BE UPDATED BY AMENDMENT]

     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                   1 YEAR      3 YEARS     5 YEARS   10 YEARS
                   ------------------------------------------
                      $           $           $          $


     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a five year annuity payment period(1):


                   1 YEAR      3 YEARS     5 YEARS   10 YEARS
                   ------------------------------------------
                      $           $           $          $


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3 or 5:


                   1 YEAR      3 YEARS     5 YEARS   10 YEARS
                   ------------------------------------------
                      $           $           $          $


     (1) Selection of an annuity payment period with a duration greater than five years would result in a lower one year expense figure. Alternatively, selection of an annuity payment period with a duration of less than five years may result in higher one, three and five year expense figures.


                       [COSTS TO BE UPDATED BY AMENDMENT]


     For information concerning compensation paid for the sale of the Contracts, see "DISTRIBUTION OF THE CONTRACTS".

CONDENSED FINANCIAL INFORMATION

     Please refer to APPENDIX A for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

   ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with a maximum age of 80 for Annuitants on the Contract Date (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). "See DISTRIBUTION OF THE CONTRACTS" for information on compensation of persons selling the Contracts. The Contracts are:

      - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

      - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

   FREE-LOOK PERIOD. You have the right to return the Contract within 10 days after you receive it (or a longer period if required by the state where your Contract is issued) (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive the greater of:

      -  premiums paid, or

      - the Accumulated Value on the date the Company receives the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted under the Contract.

   PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain qualified plans.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.")

   ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums"). However, if your Contract was issued on or after May 1, 2004, you may not allocate premiums to the T. Rowe Price Mid-Cap Growth Subaccount.

      - The Company will allocate the initial premium to the Prime Reserve Subaccount for 10 days from the Contract Date.

      - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

      - Amounts allocated to the Declared Interest Option earn interest at a guaranteed annual rate of at least 3%.

   TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege"). However, if your Contract was issued on or after May 1, 2004, you may not transfer monies to the T. Rowe Price Mid-Cap Growth Subaccount.


      - The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.


      - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

      - The Company waives fees for the first twelve transfers during a Contract Year.

      - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

   PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

   SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

CHARGES AND DEDUCTIONS

   Your Contract will be assessed the following charges and deductions:

   SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). We deduct this charge from the amount surrendered.

                   CONTRACT YEAR IN WHICH     CHARGE AS A PERCENTAGE OF
                      WITHDRAWAL OCCURS          AMOUNT WITHDRAWN
                   ----------------------------------------------------
                              1                          7%
                              2                          6%
                              3                          5%
                              4                          4%
                              5                          3%
                              6                          2%
                              7                          1%
                         8 and after                     0%

   We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

   We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

   ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge:

      - in the first Contract Year with an initial premium payment of $50,000 or greater, or

      - if the Net Accumulated Value is $50,000 or greater on your Contract Anniversary.

   We may terminate this waiver at any time.

   TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year.

   MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
   DEDUCTIONS--Mortality and Expense Risk Charge").

   INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees and expenses for the most recent fiscal year.

   RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Contract in force.

ANNUITY PROVISIONS

   On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

      -  under a payment option (see "PAYMENT OPTIONS"), or

      -  in a lump sum.

FEDERAL TAX MATTERS

   The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. (See "FEDERAL TAX MATTERS.")

   THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

     The Company was incorporated on October 30, 1946 as a stock life insurance company in the State of Mississippi and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 13 jurisdictions: the states of Alabama, Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee, Texas and Virginia; and the Commonwealth of Puerto Rico.

   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

     On May 17, 1999, we established the Account pursuant to the laws of the State of Mississippi. The Account:

         -  will receive and invest premiums paid to it under the Contract;

         - will receive and invest premiums for other variable annuity contracts we issue;

         - meets the definition of a "separate account" under the federal securities laws;

         - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

INVESTMENT OPTIONS

     There are currently eleven Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in all Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may only be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

     The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other mutual fund portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other mutual fund portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this prospectus, for more detailed information, including a description of risks and expenses.


T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Investment Options.



INVESTMENT OPTION                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------
T. Rowe Price Equity Income       -  This Portfolio seeks to provide substantial
Portfolio                            dividend income as well as long-term growth
                                     of capital by investing primarily in the
                                     common stocks of established companies.

T. Rowe Price Mid-Cap Growth      -  This Portfolio seeks to provide long-term
Portfolio                            capital appreciation by investing primarily
                                     in mid-cap stocks with the potential for
                                     above-average earnings growth.

T. Rowe Price Personal Strategy   -  This Portfolio seeks the highest total
Balanced Portfolio                   return over time consistent with an
                                     emphasis on both capital appreciation and
                                     income. The Portfolio pursues its objective
                                     by investing in a diversified portfolio
                                     typically consisting of approximately 60%
                                     stocks, 30% bonds, and 10% money market
                                     securities.

T. ROWE PRICE FIXED INCOME SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Investment Options.



INVESTMENT OPTION                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond   -  This Portfolio seeks a high level of income
Portfolio                            consistent with moderate fluctuations in
                                     principal value. The Portfolio invests
                                     primarily in short- and intermediate-term
                                     bonds.

T. Rowe Price Prime Reserve       -  This Portfolio seeks preservation of
Portfolio                            capital and liquidity and, consistent with
                                     these, the highest possible current income.
                                     This Portfolio invests in high-quality U.S.
                                     dollar-denominated money market securities.
                                     An investment in the T. Rowe Price Prime
                                     Reserve Portfolio is neither insured nor
                                     guaranteed by the Federal Deposit Insurance
                                     Corporation or any government agency. There
                                     can be no assurance that the Portfolio will
                                     be able to maintain a stable net asset
                                     value of $1.00 per share. During extended
                                     periods of low interest rates, the yield of
                                     the Prime Reserve Subaccount may also
                                     become extremely low and possibly negative.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Investment Options.



INVESTMENT OPTION                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio     -  This Portfolio seeks capital appreciation
                                     by investing primarily in common stocks.

Fidelity VIP High Income          -  This Portfolio seeks a high level of
Portfolio                            current income and growth of capital by
                                     investing primarily in income-producing
                                     debt securities, preferred stocks and
                                     convertible securities, with an emphasis on
                                     lower-quality debt securities.

Fidelity VIP Overseas Portfolio   -  This Portfolio seeks long-term growth of
                                     capital by investing primarily in non-U. S.
                                     securities. The Portfolio considers
                                     non-U. S. securities to include investments
                                     that are tied to a particular country or
                                     region outside the U. S.

Fidelity VIP Contrafund Portfolio -  This Portfolio seeks long-term capital appreciation. The Portfolio normally
                                     invests primarily in common stocks and
                                     securities convertible into common stock, but it has the flexibility to invest in other types of securities. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Index 500 Portfolio  -  This Portfolio seeks to provide investment results that correspond to the total return of a broad range of common stocks publicly traded in the United States. To achieve this objective, the Portfolio attempts to duplicate the composition and total return of the S&P 500.

Fidelity VIP Mid Cap Portfolio    -  This Portfolio seeks long-term growth of
                                     capital by normally investing in common
                                     stocks. The Portfolio normally invests
                                     primarily in securities of companies with
                                     medium market capitalizations (those with
                                     market capitalizations similar to companies
                                     in the Russell Midcap Index or the S&P
                                     MidCap 400 Index).

   The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

   We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliates(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant.

   Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

   We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

   We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Contract Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

   In the event of any such substitution, deletion or change, we may make appropriate changes in the Contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

   If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

         - operate the Account as a management investment company under the 1940 Act,

         - deregister the Account under that Act in the event such registration is no longer required, or

         -  combine the Account with our other separate accounts.

   In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT

   You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor"), the distributor and principal underwriter of the Contracts, a broker-dealer having a selling agreement with SFB Fund Distributor or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be the date the properly completed application is received at our Administrative Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) The Company sells the Contract to retirement plans that qualify for special federal tax treatment under the Code. For Contracts issued in the state of Texas, Owners must be members of Texas Farm Bureau. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 80 to Annuitants on the Contract Date.

   Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Administrative Office on a timely basis.

PREMIUMS

   The minimum initial premium amount the Company will accept is $1,000 and is due on or before the Contract Date. (We may waive the minimum initial premium amount for certain qualified plans.) You may make minimum subsequent premium payments of at least $50 or more at any time during the Annuitant's lifetime and before the Retirement Date. We reserve the right to limit the number and amount of subsequent premium payments.

   You may elect to receive a premium reminder notice based on an annual, semi-annual or quarterly payment, for which you may change the amount and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Administrative Office.

   If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

FREE-LOOK PERIOD

   We provide for an initial "free-look" period during which time you have the right to return the Contract within 10 days after you receive it (certain states may provide for a longer period). If you return the Contract, it will become void and you will receive the greater of:

         -  premiums paid, or

         - the Accumulated Value on the date we receive the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS

   Upon receipt at our Administrative Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Prime Reserve Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed

   Contract application and premium payment at our Administrative Office before 3:00 p.m. Central Time. If received on or after 3:00 p.m. Central Time, we deem receipt to occur on the following Business Day.

   If your application is not properly completed, we reserve the right to retain your initial premium for up to five Business Days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

   You may be invested in all Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

         - We will allocate the initial premium to the Prime Reserve Subaccount for 10 days after the Contract Date.

         - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

         - We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Administrative Office, unless the allocation percentages are changed. We must receive a premium by 3:00 p.m. Central Time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. Central Time will be allocated on the following Business Day.

         - You may change your allocation schedule at any time by sending Written Notice to our Administrative Office. Changing your allocation schedule will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation schedule in effect.

         - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation schedule.

   Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment experience, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

   The variable Accumulated Value of your Contract (i.e., the total amount in each Subaccount) will reflect the investment experience of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable Accumulated Value, and, because your Contract's variable Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

   CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable Accumulated Value is determined at the end of each Valuation Period (as of 3:00 p.m. Central Time) and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

   DETERMINATION OF NUMBER OF UNITS. The amounts you allocate to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

         -  any premiums paid, and

         - any amounts transferred from another Subaccount or the Declared Interest Option.

   We will decrease the number of units in each Subaccount by:

      -  any amounts withdrawn,

      -  applicable charges assessed, and

      - any amounts transferred to another Subaccount or the Declared Interest Option.

   DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

      (a) is the net result of:

            1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

            2. the investment income and realized or unrealized capital gains credited to the Subaccount during the current Valuation Period; minus

            3. the capital losses, realized or unrealized, charged against the
               Subaccount during the current Valuation Period; minus

            4. any amount charged for taxes or any amount set aside during the
               Valuation Period as a provision for taxes attributable to the operation and maintenance of that Subaccount; minus

            5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

      (b) is the number of units outstanding at the end of the preceding Valuation Period.

   We determine a unit value for each Subaccount as of 3:00 p.m. Central Time each Business Day.

TRANSFER PRIVILEGE

   You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your written request at the Administrative Office.

      - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or the Declared Interest Option, if less.

      - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

      - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

      - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

      - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

      - We process transfers at the unit values next determined after we receive your request at our Administrative Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. Central Time, we will process the transfer at the unit values calculated as of 3:00 p.m. Central Time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. Central Time, we will process the transfer at the unit values calculated as of 3:00 p.m. Central Time on the following Business Day. We treat telephone requests as having been received once the telephone transmission ends.

      - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.") If your Policy was issued on or after May 1, 2004, however, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

   All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

   You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

   CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Administrative Office.


   ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under the Contract causes frequent purchases and redemptions of shares of the Investment Options.

   Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

   For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase the Contract.

   If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, impose certain restrictions on your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

   If transfer activity violates our established parameters, we may require you to make your transfer requests in writing by regular mail through the U. S. Postal Service, or otherwise restrict telephone and facsimile transfer privileges. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters, although we may vary our policies and procedures among our other variable insurance contracts and separate accounts and may be more restrictive with regard to certain variable contracts or Subaccounts than others. If we impose any restrictions on your transfer activity, we will notify you in writing.

   Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. In addition, our ability to discourage frequent transfer activity may be limited by provisions of the Contract. As a result, despite our efforts to discourage frequent transfers among the Subaccounts available under the Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners.

   We may revise our policies and procedures in our sole discretion, at any time and without prior notice:

      - to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally;

      -  to comply with state or federal regulatory requirements; or

      -  for any other reason we deem necessary or appropriate.

   In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

   The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

   Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the other insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

   To the extent permitted by applicable law, we reserve the right to defer transfer privileges at any time that we are unable to purchase or redeem shares of any of the Investment Options available through the Account, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the prospectuses of the Investment Options for more details on their ability to refuse or restrict purchases or redemptions of their shares. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.


PARTIAL WITHDRAWALS AND SURRENDERS

   PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

      -  The minimum amount which you may partially withdraw is $500.

      - If your partial withdrawal reduces your Accumulated Value to $2,000 or less, it may be treated as a full surrender of the Contract.

   We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Administrative Office. This means that if we receive your written request for withdrawal prior to 3:00 p.m. Central Time, we will process the withdrawal at the unit values calculated as of 3:00 p.m. Central Time that Business Day. If we receive your written request for withdrawal at or after 3:00 p.m. Central Time, we will process the withdrawal at the unit values calculated as of 3:00 p.m. Central Time on the following Business Day.

   We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, a surrender charge will apply to any partial withdrawal that exceeds 10% of your Contract's Accumulated Value as of the most recent Contract Anniversary. You may elect to have any applicable surrender charge deducted from your remaining Accumulated Value or the amount partially withdrawn. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

   You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Administrative Office.

   Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original written request at our Administrative Office.

   SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Administrative Office. This means that if we receive your written request to surrender the Contract prior to 3:00 p.m. Central Time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. Central Time that Business Day. If we receive your written request to surrender the Contract at or after 3:00 p.m. Central Time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. Central Time on the following Business Day. You may choose to have the Net Accumulated Value distributed to you as follows:

      -  under a payment option, or

      -  in a lump sum.

   FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

      - Facsimile requests must be directed to 1-515-226-6870 at our Administrative Office. We are not liable for the timely processing of any misrouted facsimile request.

      - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

      - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

      - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Administrative Office. We treat facsimile requests as having been received once the facsimile transmission ends.

      - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

      - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

         CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Administrative Office. We are not liable for any processing delays related to a failure of the telephone system.

      -  We reserve the right to deny any transaction request made by facsimile.

   We may terminate this privilege at any time.

   SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities," and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS

   You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to the Administrative Office. The options selected will remain in effect until we receive a written termination request from you at the Administrative Office.

   AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Contract Year to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

      - Under the asset rebalancing program, the maximum number of Subaccounts which you may select at any one time is ten, including the Declared Interest Option.

      - Rebalancing will occur on the fifth Business Day of the month following your Contract Anniversary.

      - This feature is not considered in the twelve free transfers during a Contract Year.

      - This feature cannot be utilized in combination with the dollar cost averaging program.

   DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

   To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

      -  The minimum amount of each transfer is $100.

      - Under the dollar cost averaging program, the maximum number of Subaccounts which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

      - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

      - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Administrative Office.

      - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

      - This feature cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

   SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

      - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

      - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

      -  The minimum amount which you may withdraw is $500.

      - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to or more than $2,000.

      - You may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

      - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

      - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

      - You may change the amount and frequency upon written request to our Administrative Office.

      - This feature cannot be utilized in combination with the dollar cost averaging program.

   We may terminate the automatic rebalancing, dollar cost averaging and systematic withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE

   DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. (In the latter event, the surviving Annuitant becomes the Owner.)

   The surviving Owners or new Owners are afforded the following options:

      1. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

      2. If the surviving Owner or the new Owner is not the spouse of the deceased Owner or if the spouse of the deceased Owner decides not to continue the Contract:

            (a) he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

            (b) he or she may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the surviving or new Owner, as the case may be, or over a period that does not exceed the life expectancy of the surviving or new Owner.

   Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.

   Other rules may apply to a Qualified Contract.

   DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

   If the Annuitant's age on the Contract Date was less than 76, the death benefit is equal to the greatest of:

      - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable Surrender Charges),

      -  the Accumulated Value on the date we receive Due Proof of Death, or

      - the Accumulated Value on the most recent Contract Anniversary (plus subsequent premiums paid and less subsequent partial withdrawals).

   If the Annuitant's age on the Contract Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

      - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable Surrender Charges), or

      -  the Accumulated Value.

   A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

      (a) is the death benefit immediately prior to withdrawal;

      (b) is the amount of the partial withdrawal (including applicable surrender charges); and

      (c) is the Accumulated Value immediately prior to withdrawal.

   We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

   If the Annuitant who is also an Owner dies, the provisions described immediately above under "Death of Owner" apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

      - payments under the option begin within 1 year of the Annuitant's death, and

      - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

   If an Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

   Other rules may apply to a Qualified Contract.

DEATH BENEFIT AFTER THE RETIREMENT DATE

   If an Owner dies on or after the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Retirement Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

   If the Annuitant dies before all payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

   Other rules may apply to a Qualified Contract.

PROCEEDS ON THE RETIREMENT DATE

   You select the Retirement Date. The Retirement Date may not be after the later of the Annuitant's age 70 or 10 years after the Contract Date. If you do not select a Retirement Date, we will use the Annuitant's age 70.

   On the Retirement Date, we will apply the proceeds under the life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

   You may change the retirement date subject to these limitations:

      - we must receive a Written Notice at the Administrative Office at least 30 days before the current Retirement Date; and

      - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice.

PAYMENTS

   We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Administrative Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

      - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

      - the SEC permits by an order the postponement for the protection of Owners; or

      - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

   If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

   We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

   If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator.

MODIFICATION

   You may modify the Contract only if one of our officers agrees in writing to such modification.

   Upon notification to you, we may modify your Contract if:

      - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

      - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

      -  necessary to reflect a change in the operation of the Account; or

      - the modification provides additional Subaccount and/or fixed accumulation options.

   We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

   We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

   You may contact the Company in writing at our Administrative Office if you have any questions regarding your Contract.

THE DECLARED INTEREST OPTION

   You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

   The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act.

   Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

   The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

   Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

   We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

   CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

      -  amounts allocated and transferred to it, plus

      -  interest credited, less

      -  amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

   You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. However, if your Policy was issued on or after May 1, 2004, you would be prohibited from making transfers to the T. Rowe Price Mid-Cap Growth Subaccount. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

   CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years.

         CONTRACT YEAR IN WHICH   CHARGE AS PERCENTAGE OF
            WITHDRAWAL OCCURS        AMOUNT WITHDRAWN
         ------------------------------------------------
                    1                      7%
                    2                      6%
                    3                      5%
                    4                      4%
                    5                      3%
                    6                      2%
                    7                      1%
               8 and after                 0%

   If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 8.5% of the total premiums paid under that Contract.

   If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

   AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents as of the most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year. If you subsequently surrender your Contract during the Contract Year, we will apply a Surrender Charge to any partial withdrawals you've taken during the Contract Year.

   SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you select payment options 1, 3 or 5. If you select payment options 2 or 4, we assess a surrender charge by adding the number of years for which payments will be made to the number of Contract Years since your Contract inception and applying this sum in the Table of Surrender Charges.

   WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Administrative Office in order to activate this waiver.

ANNUAL ADMINISTRATIVE CHARGE

   We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We guarantee that this charge will not exceed $45 annually. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

   We currently waive the annual administrative charge:

      - in the first Contract Year with an initial premium payment of $50,000 or greater, or

      - the Net Accumulated Value is $50,000 or greater on your Contract Anniversary.

   We may terminate this privilege at any time.

TRANSFER PROCESSING FEE

   We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

   We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

   The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative charge and transfer processing fees may be insufficient to cover actual future expenses.

   We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INVESTMENT OPTION EXPENSES

   The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

   Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

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OTHER TAXES

   Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

   Your Contract ends on the Retirement Date. At that time, your Net Accumulated Value will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income annuity with payments guaranteed for ten years. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

   Prior to the Retirement Date, you may have your Net Accumulated Value applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or a supplemental contract to be issued for the payment option.

   We have provided a description of the available payment options below. The term "payee" means a person who is entitled to receive payment under that option. All payment options offer a fixed and guaranteed amount to be paid during the annuity payment period, independent of the investment experience of the Account.

ELECTION OF OPTIONS

   While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options after the death of the Owner/Annuitant.

   We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Administrative Office.

   We reserve the right to refuse the election of a payment option, other than in a lump sum, if:

      1) the total payments would be less than $2,000;

      2) each payment would be less than $20; or

      3) the payee is an assignee, estate, trustee, partnership, corporation or association.

DESCRIPTION OF OPTIONS

   OPTION 1--INTEREST INCOME. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

   OPTION 2--INCOME FOR A FIXED TERM. The proceeds are paid in equal installments for a fixed number of years.

   OPTION 3--LIFE INCOME OPTION WITH TERM CERTAIN. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years. Under this option, at the death of a payee having no

                                       29
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   Beneficiary (or where the Beneficiary died prior to the payee), the present value of the dollar amount of any remaining guaranteed payments will be paid in one lump sum to the executors or administrators of the payee's estate. Also under this option, if any Beneficiary dies while receiving payment, the present value of the dollar amount of any remaining guaranteed payments will be paid in one lump sum to the executors or administrators of the Beneficiary's estate. The amount to be paid is calculated as of the date of death of the payee, or Beneficiary if applicable.

   OPTION 4--INCOME FOR FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

   OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

   The amount of each payment is calculated from the tables in the Contract which apply to that particular option using the payee's age and sex. Age is determined as the last birthday at the date of the first payment.

   ALTERNATE PAYMENT OPTIONS. The Company may make available alternative payment options.

YIELDS AND TOTAL RETURNS

   We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

   The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

   The yield of a Subaccount (except the Prime Reserve Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

   The yield of the Prime Reserve Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52 weeks and is shown as a percentage of the investment. The effective yield is calculated similiarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

   The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

   The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the

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

   Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

   In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a Surrender Charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

   Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

   In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

   The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

   Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

   We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

   This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

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

   A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:

      - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

      -  receiving distributions from a Qualified Contract

   in order to continue to receive favorable tax treatment.

   Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

   The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirements must be met in order to be subject to annuity contract treatment for tax purposes:

   DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. We do not have control over the Funds or their investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of Contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the Contract Owner's gross income. The IRS has stated in published rulings that a Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

   The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Accumulated Values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury

   Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Account.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

      - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

      - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

   These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

   Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

   IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

   NON-NATURAL OWNER. A non-natural owner of an annuity contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

      - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

      - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

      -  the Contract is issued in connection with certain Qualified Plans;

      - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

      - the Contract is used in connection with a structured settlement agreement; or

      - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

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   THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL
   PERSONS.

   PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

   Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

   In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

   Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another and the contract received is treated as a new contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

      - if distributed under a payment option, they are taxed in the same way as annuity payments.

   For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

      -  made on or after the taxpayer reaches age 59 1/2;

      - made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

      -  attributable to the taxpayer becoming disabled;

      - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

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

      - made under certain annuities issued in connection with structured settlement agreements; and

      - made under an annuity contract that is purchased with a single premium when the retirement date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

   Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

   Certain tax consequences may result upon:

      -  a transfer of ownership of a Contract,

      - the designation of an Annuitant, payee or other Beneficiary who is not also an Owner,

      -  the selection of certain Retirement Dates, or

      -  the exchange of a Contract.

   An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

   Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.

   Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is a distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) plan, IRA, or to a governmental section 457 plan that agrees to separately account for rollover contributions.

MULTIPLE CONTRACTS

   All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract.

TAXATION OF QUALIFIED CONTRACTS

   The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of

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

   the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

      -  contributions in excess of specified limits;

      -  distributions prior to age 59 1/2 (subject to certain exceptions);

      - distributions that do not conform to specified commencement and minimum distribution rules; and

      -  other specified circumstances.

   Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For Section 403(b) annuity contracts, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

   INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

   The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

   SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

   SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to

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   a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

   ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

      -  before age 59 1/2 (subject to certain exceptions), or

      - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

   TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (Social Security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

      -  elective contributions made in years beginning after December 31, 1988;

      -  earnings on those contributions; and

      - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

   Distribution of those amounts may only occur upon:

      -  death of the employee,

      -  attainment of age 59 1/2,

      -  severance of employment,

      -  disability, or

      -  financial hardship.

   Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

   In addition, income attributable to elective contributions may not be distributed in the case of hardship.

   The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the death benefit my exceed this limitation, employers using the Contract as a tax-sheltered annuity should consult their tax adviser.

   RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

   The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that we incur which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

   As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

DISTRIBUTION OF THE CONTRACTS

   We have entered into a distribution agreement with our affiliate, Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor") for the distribution and sale of the Contracts. SFB Fund Distributor sells the Contracts through its registered representatives.

   We pay commissions for sale of the Contracts. The maximum commission payable for Contract sales by SFB Fund Distributor registered representatives is:
   3.00% of premiums paid in the first seven Contract Years; 1.00% of premiums paid in the eighth and subsequent Contract Years. A trail commission equal to .10% of the Accumulated Value in the eighth and subsequent Contract Years is also paid to the registered representative. SFB Fund Distributor managers are also eligible for compensation and bonuses based on Contract sales. Because registered representatives of SFB Fund Distributor are also insurance agents of the Company, they may be eligible for agents insurance, pension benefits, agency expense allowances and various cash benefits, such as bonuses, and non-cash compensation programs that the Company offers. These programs include trips, conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Contracts may help registered representatives qualify for such benefits. Registered representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel. In addition, SFB Fund Distributor registered representatives who meet certain Company productivity and persistency standards may be eligible for additional compensation. SFB Fund Distributor managers are also eligible for similar compensation, benefits and bonuses. See "Distribution of the Contracts" in the Statement of Additional Information for more information concerning compensation paid for sale of the Contracts.

   Commissions and other incentives or payments described above are not charged directly to Owners or amounts in the Account or Declared Interest Option. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

   Ask your Southern Farm Bureau registered representative for more information about what compensation he or she receives for selling your Contract.

   Under its Public Disclosure Program, the NASD provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from NASD.

LEGAL PROCEEDINGS

   The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no lawsuits that involve the Account. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of SFB Fund Distributor to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS

   To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

   The number of votes you have the right to instruct will be calculated separately for each Subaccount in which you have Accumulated Value, and may include fractional votes. (You only have voting interest prior to the Retirement Date.) The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

   The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

   The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter.

ADMINISTRATIVE SERVICES AGREEMENT

   The Contracts are administered by EquiTrust Life Insurance Company ("EquiTrust Life"), an Iowa corporation having its principal offices at 5400 University Avenue, West Des Moines, Iowa 50266, pursuant to an administrative services agreement between the Company and EquiTrust Life. EquiTrust Life also maintains records of transactions relating to the Contracts and provides other services.

FINANCIAL STATEMENTS


   The audited statutory statements of admitted assets, liabilities and stockholders' equity of the Company as of December 31, 2004 and 2003, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2004, as well as the related financial statement schedules and Independent Auditors' Report, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related Report of Independent Auditors, are contained in the Statement of Additional Information.


   The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                 (This page has been left blank intentionally.)

APPENDIX A

CONDENSED FINANCIAL INFORMATION

   The Account commenced operations on November 3, 1999; however, no premiums were received until February 7, 2000. The information presented below reflects the accumulation unit information for the Subaccounts for each period specified below ending on December 31.


                                                 ACCUMULATION      ACCUMULATION
                                                 UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUBACCOUNT                                     BEGINNING OF YEAR    END OF YEAR         END OF YEAR
------------------------------------------------------------------------------------------------------
Equity Income

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000       13.055410        150,049.872659
  2001                                                 13.055410       13.062837        272,293.195549
  2002                                                 13.062837       11.191678        371,836.262314
  2003                                                 11.191678       13.852660        447,580.542022
  2004

Mid-Cap Growth

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000       10.747384        240,203.006752
  2001                                                 10.747384       10.500840        421,215.422664
  2002                                                 10.500840        8.154719        525,566.744158
  2003                                                  8.154719       11.131291        662,581.587183
  2004

Personal Strategy Balanced

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000       10.599346        131,444.072159
  2001                                                 10.599346       10.200137        228,655.588908
  2002                                                 10.200137        9.274116        305,385.417021
  2003                                                  9.274116       11.415576        386,366.413805
  2004

Limited-Term Bond

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000       10.720777         39,184.816218
  2001                                                 10.720777       11.470462        102,740.552668
  2002                                                 11.470462       11.925188        155,707.599687
  2003                                                 11.925188       12.263739        153,516.801516
  2004

Prime Reserve

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000       10.420257         59,714.825328
  2001                                                 10.420257       10.689766        102,075.433639
  2002                                                 10.689766       10.697920        109,068.142665
  2003                                                 10.697920       10.622787        117,103.814595
  2004

                                                 ACCUMULATION      ACCUMULATION
                                                 UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUBACCOUNT                                     BEGINNING OF YEAR    END OF YEAR         END OF YEAR
------------------------------------------------------------------------------------------------------
Contrafund

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000        9.296002        257,045.229631
  2001                                                  9.296002        8.044268        376,112.890552
  2002                                                  8.044268        7.191388        439,051.642506
  2003                                                  7.191388        9.111903        494,610.009632
  2004

Growth

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000        8.636759        456,978.116466
  2001                                                  8.636759        7.012742        720,562.523322
  2002                                                  7.012742        4.832835        839,229.588827
  2003                                                  4.832835        6.332193        995,213.536418
  2004

High Income

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000        7.658946        111,560.708629
  2001                                                  7.658946        6.666016        137,789.737174
  2002                                                  6.666016        6.800419        122,266.952972
  2003                                                  6.800419        8.536128        259,293.568568
  2004

Index 500

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000        9.462309        343,290.417097
  2001                                                  9.462309        8.201012        570,626.609194
  2002                                                  8.201012        6.287510        688,529.921441
  2003                                                  6.287510        7.962763        820,606.928422
  2004

Overseas

  1999                                               $ 10.000000     $ 10.000000              0.000000
  2000                                                 10.000000        8.049836        113,096.830049
  2001                                                  8.049836        6.256926        158,358.160692
  2002                                                  6.256926        4.918616        164,416.838720
  2003                                                  4.918616        6.954864        201,416.614490
  2004

Mid Cap

  2004


  * The inception date of the Fidelity VIP Mid Cap Subaccount was May 1, 2004.


        [ACCUMULATION UNIT VALUE INFORMATION TO BE UPDATED BY AMENDMENT]

TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this prospectus.

Name
     ---------------------------------------------------------------------------
Address
        ------------------------------------------------------------------------
City, State, Zip
                 ---------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ADDITIONAL CONTRACT PROVISIONS                                                    1
       The Contract                                                               1
       Incontestability                                                           1
       Misstatement of Age or Sex                                                 1
       Non-Participation                                                          1
CALCULATION OF YIELDS AND TOTAL RETURNS                                           1
       Prime Reserve Subaccount Yields                                            1
       Other Subaccount Yields                                                    2
       Average Annual Total Returns                                               3
       Other Total Returns                                                        4
       Effect of the Administrative Charge on Performance Data                    4
ADMINISTRATIVE SERVICES AGREEMENT                                                 4
LEGAL MATTERS                                                                     4
EXPERTS                                                                           5
DISTRIBUTION OF THE CONTRACTS                                                     5
OTHER INFORMATION                                                                 6
FINANCIAL STATEMENTS                                                              6

The Statement of Additional Information ("SAI") contains more detailed information about the Contracts than is contained in this Prospectus. The SAI is incorporated by reference into this Prospectus and is legally a part of this Prospectus.

                                     SAI-TOC

PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                              1401 Livingston Lane
                           Jackson, Mississippi 39213
                                 1-877-249-3691


                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                    CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Southern Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract, and the selected Investment Options of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Fidelity Variable Insurance Products Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                   May 1, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
ADDITIONAL CONTRACT PROVISIONS                                                    1
       The Contract                                                               1
       Incontestability                                                           1
       Misstatement of Age or Sex                                                 1
       Non-Participation                                                          1
CALCULATION OF YIELDS AND TOTAL RETURNS                                           1
       Prime Reserve Subaccount Yields                                            1
       Other Subaccount Yields                                                    2
       Average Annual Total Returns                                               3
       Other Total Returns                                                        4
       Effect of the Administrative Charge on Performance Data                    4
ADMINISTRATIVE SERVICES AGREEMENT                                                 4
LEGAL MATTERS                                                                     4
EXPERTS                                                                           5
DISTRIBUTION OF THE CONTRACTS                                                     5
OTHER INFORMATION                                                                 6
FINANCIAL STATEMENTS                                                              6

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

   The Contract includes the application and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

   We will not contest the Contract from its Contract Date.

MISSTATEMENT OF AGE OR SEX

   If the age or sex of the Annuitant has been misstated, we will pay that amount which the proceeds would have purchased at the correct age and sex.

NON-PARTICIPATION

   The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

   The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

PRIME RESERVE SUBACCOUNT YIELDS

   Advertisements and sales literature may quote the current annualized yield of the Prime Reserve Subaccount for a seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

   The net change in account value reflects:

      - net income from the Investment Option attributable to the hypothetical account; and

      - charges and deductions imposed under the Contract attributable to the hypothetical account.

   The charges and deductions include per unit charges for the hypothetical account for:

      -  the annual administrative charge and

      -  the mortality and expense risk charge.

   For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current yield will be calculated according to the following formula:

      Current Yield = ((NCS - ES)/UV) X (365/7)

      Where:

      NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

      ES = per unit expenses attributable to the hypothetical account for the seven-day period.

      UV =  the unit value for the first day of the seven-day period.

      Effective Yield = (1 + ((NCS - ES)/UV))(TO THE POWER OF 365/7) - 1

      Where:

      NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

      ES = per unit expenses attributable to the hypothetical account for the seven-day period.

      UV =  the unit value for the first day of the seven-day period.

   The yield for the Prime Reserve Subaccount will be lower than the yield for the Prime Reserve Investment Option due to the charges and deductions imposed under the Contract.

   The current and effective yields of the Prime Reserve Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

      -  changes in interest rates on money market securities,

      -  the average portfolio maturity of the Prime Reserve Investment Option,

      -  the quality of portfolio securities held by this Investment Option, and

      -  the operating expenses of the Prime Reserve Investment Option.

   Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

   Advertisements and sales literature may quote the current annualized yield of one or more of the Subaccounts (except the Prime Reserve Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

   The yield is computed by:

      1) dividing net investment income of the Investment Option attributable to the Subaccount units less Subaccount expenses for the period; by

      2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by

      3) compounding that yield for a six-month period; and by

      4) multiplying that result by 2.

   The annual administrative charge (deducted at the beginning of each Contract
   Year) and mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an estimated average administrative charge per dollar of Contract value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

         Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(TO THE POWER OF 6) - 1)

         Where:

         NI = net investment income of the Investment Option for the 30-day or one-month period attributable to the Subaccount's units.

         ES = expenses of the Subaccount for the 30-day or one-month period.

         U =  the average number of units outstanding.

         UV = the unit value at the close of the last day in the 30-day or one-month period.

   The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

   The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

   The Surrender Charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS

   Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.

   Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

   Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the following formula:

         TR  = ((ERV/P)(TO THE POWER OF 1/N)) - 1

         Where:

         TR = the average annual total return net of Subaccount recurring charges.

         ERV = the ending redeemable value (net of any applicable Surrender
               Charge) of the hypothetical account at the end of the period.

         P   = a hypothetical initial payment of $1,000.

         N   = the number of years in the period.

   INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Contract.

OTHER TOTAL RETURNS

   Advertisements and sales literature may also quote average annual total returns which do not reflect the Surrender Charge. These figures are calculated in the same manner as the average annual total returns described above, however, the Surrender Charge is not taken into account at the end of the period.

   We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

         CTR = (ERV/P) - 1

         Where:

         CTR = The cumulative total return net of Subaccount recurring charges for the period.

         ERV = The ending redeemable value of the hypothetical investment at the end of the period.

         P   = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

   We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all Contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

ADMINISTRATIVE SERVICES AGREEMENT


   EquiTrust Life Insurance Company ("EquiTrust Life") and the Company are parties to an administrative services agreement pursuant to which EquiTrust Life agrees to provide certain accounting, actuarial, tax, management and other services to the Company. For services performed by EquiTrust Life under the administrative services agreement during the fiscal years ended December 31, 2004, 2003 and 2002, EquiTrust Life billed the Company $_______, $308,216 and $214,143, respectively.


LEGAL MATTERS

   All matters relating to Mississippi law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Joseph A. Purvis, Esquire, Senior Vice President, General Counsel, and Secretary of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


   The statutory statements of admitted assets, liabilities and stockholders' equity of the Company as of December 31, 2004 and 2003, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2004, and related financial statement schedules, appearing herein, have been audited by KPMG LLP, Suite 1100, One Jackson Place, 188 East Capitol Street, Jackson, MS 39201, independent certified public accountants, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


   The audit report of KPMG LLP refers to the preparation of the financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Mississippi, which practices differ from accounting principles generally accepted in the United States of America. Also, the audit report of KPMG LLP refers to a change in the method of accounting for the Company's investments in joint ventures, partnerships, and limited liability companies as of January 1, 2002. Also, the audit report of KPMG LLP refers to a change in the basis of accounting, as a consequence of adopting the National Association of Insurance Commissioners' statutory accounting practices, as of January 1, 2001.


   The Account's statements of assets and liabilities as of December 31, 2004, and the related statements of operations and the changes in net assets for the periods disclosed in the financial statements, appearing herein, have been audited by Ernst & Young, LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309-2764, independent auditors, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.


DISTRIBUTION OF THE CONTRACTS

   Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor") is responsible for distributing the Contracts pursuant to a distribution agreement with us. SFB Fund Distributor serves as principal underwriter for the Contracts. SFB Fund Distributor, a Mississippi corporation organized in 1981 and a wholly owned subsidiary of the Company is located at 1401 Livingston Lane, Jackson, Mississippi 39213. SFB Fund Distributor is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. SFB Fund Distributor is not a member of the Securities Investor Protection Corporation.

   We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contracts, including other incentives or payments, are not charged directly to the Owners or amounts in the Account or Declared Interest Option.

   SFB Fund Distributor offers the Contracts through its registered representatives. Registered representatives must also be licensed as insurance agents and appointed by the Company.

   SFB Fund Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                              AGGREGATE AMOUNT             AGGREGATE AMOUNT
                           OF COMMISSIONS PAID TO     OF COMMISSIONS RETAINED BY
            FISCAL YEAR     SFB FUND DISTRIBUTOR         SFB FUND DISTRIBUTOR
            ------------  -------------------------  ---------------------------
              2002               $  854,162                     $  56,282
              2003               $  698,031                     $  52,171
              2004



           [AGGREGATE AMOUNT OF COMMISSIONS FOR FISCAL YEAR 2004 TO BE
                             PROVIDED BY AMENDMENT]

   It is the policy of the Company to pay commissions directly to registered representatives, except in instances in which a registered representative is not eligible under applicable rules and regulations to receive a commission, in which case such commission is paid to and retained by SFB Fund Distributor. SFB Fund Distributor does not receive any commission override as distributor for the Contracts. However, under the distribution agreement with SFB Fund Distributor, we pay the following sales expenses: supervisor and registered representative manager compensation; advertising expenses; and all other expenses of distributing the Contracts. We also pay for SFB Fund Distributor's operating and other expenses.

   Sales charges deducted from premium payments, as well as proceeds from the surrender charge on the Contracts are retained by us and used to defray expenses we incur.

OTHER INFORMATION

   A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

   The Company's statutory-basis financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                                  PART C

                             OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements (6)
All required financial statements are included in Part B.

  (b) Exhibits
       (1) Certified resolution of the board of directors of Southern Farm Bureau Life Insurance Company (the "Company") establishing Southern Farm Bureau Life Variable Account (the "Account").(1)
       (2) Not Applicable.
       (3) Underwriting Agreement.(2)
           (a) Amendment to Underwriting Agreement(4)
       (4) Contract Form.(1)
       (5) Form of Contract Application.(1)
       (6) (a) Articles of Incorporation of the Company.(1)
           (b) By-Laws of the Company.(1)
       (7) Not Applicable.

       (8) (a) Participation Agreement relating to Fidelity Variable Insurance Products Fund.(2)

           (a)(1) Amendment to Participation Agreement(4)

           (b) Participation Agreement relating to Fidelity Variable Insurance Products Fund II.(2)

           (b)(1) Amendment to Participation Agreement(4)

           (c) Participation Agreement relating to Fidelity Variable Insurance Products Fund III.(2)

           (c)(1) Amendment to Participation Agreement(4)

           (d) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(2)

           (d)(1) Amendment to Participation Agreement(4)
           (e) Form of Administrative Services Agreement.(2)

       (9) Opinion and Consent of Joseph A. Purvis, Esquire.(8)
      (10) (a) Consent of Sutherland Asbill & Brennan LLP.(8)
           (b) Consent of KPMG LLP.(8)
           (c) Opinion and Consent of Kenneth P. Johnston, FSA, MAAA, Vice President, Product Development.(8)
           (d) Consent of Ernst & Young LLP.(8)

      (11) Not Applicable.
      (12) Not Applicable.
      (13) Not Applicable.

      (14) Powers of Attorney.(1)(5)(6)
           (a) Power of Attorney for J. Joseph Stroble (7)


----------
(1) Incorporated herein by reference to the Initial Filing of this Form N-4 Registration Statement (File Nos. 333-79865; 811-9371) filed with the Securities and Exchange Commission on June 3, 1999.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on October 12, 1999.

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2001.

(4) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.

(5) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on May 1, 2003.

(6) Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2004.

(7) Filed herein.

(8) To be filed by amendment.


ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY


NAME                            TITLE
------------------------  --------------------------------------------------------------------------
Ronald R. Anderson              Director

Lloyd Arthur                    Director

Donald Childs                   Director

Marshall Coyle                  Director

Kenneth Dierschke               Director

Ben Gramling, II                Director

Bruce Hiatt                     Director

Randy Veach                     Director

Kenneth M. Middleton            Director

Bryan Mitchell                  Director

Sam Moore                       Director

Wayne F. Pryor                  Director

Stanley E. Reed                 Director

Rick Roth                       Director

David Waide                     Director

David M. Winkles, Jr.           Director

Larry B. Wooten                 Director

J. M. Wright, Jr.               Director

Carl B. Loop, Jr.               Chairman of the Board and President

Wayne Dollar                    First Vice President and Director

J. Joseph Stroble               Executive Vice President, Chief Executive Officer

Laurence E. Favreau             Senior Vice President, Chief Financial Officer

Gino Gianfrancesco              Senior Vice President, Marketing

Randy Johns                     Senior Vice President, Policy Administration and Assistant Secretary

Sherrell Ballard                Vice President, Information Systems

Denny Blaylock                  Vice President, Underwriting

David N. Duddleston, M.D.       Vice President, Medical Director

Rick Fielding                   Vice President, Chief Actuary

Philip R. Hogue                 Vice President, Realty Investments

Kenneth P. Johnston             Vice President, Product Development

Richard D. McClure              Vice President, Claims

Walt Olson                      Vice President, Chief Investment Officer

NAME                            TITLE
------------------------  --------------------------------------------------------------------------
Joseph A. Purvis                Senior Vice President, General Counsel and Secretary

E. J. "Bubby" Trosclair         Vice President,Agency

Robert E. Ward, Jr.             Vice President, Controller

Billy Sims                      Vice President, Human Resources

Glen Castle                     Vice President, Group, Pension and Variable Product Administration


      * The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

NAME                                     JURISDICTION       PERCENT OF VOTING SECURITIES OWNED
---------------------------------------  -----------------  --------------------------------------------
Arkansas Farm Bureau Investment          Arkansas           Controlling interest owned by Arkansas
Corporation                                                 Farm Bureau Federation

Florida Farm Bureau Holding              Florida            Controlling interest owned by Florida
Corporation                                                 Farm Bureau Federation

Georgia Farm Bureau Federation           Georgia            Controlling interest owned by Georgia
Holding Co., Inc.                                           Farm Bureau Federation

Kentucky Farm Bureau Investment          Kentucky           Controlling Interest owned by Kentucky
Corporation                                                 Farm Bureau Federation

Louisiana Farm Bureau Investment         Louisiana          Controlling Interest owned by Louisiana
Corporation                                                 Farm Bureau Federation

Mississippi Farm Bureau Investment       Mississippi        Controlling Interest Owned by Mississippi
Corporation                                                 Farm Bureau Federation

North Carolina Farm Bureau Investment    North Carolina     Controlling Interest Owned by North Carolina
Corporation                                                 Farm Bureau Federation

South Carolina Farm Bureau Investment    South Carolina     Controlling Interest Owned by South Carolina
Corporation                                                 Farm Bureau Federation

Texas Farm Bureau Investment             Texas              Controlling Interest Owned by Texas
Corporation                                                 Farm Bureau

Virginia Farm Bureau Holding             Virginia           Controlling Interest Owned by Virginia
Corporation                                                 Farm Bureau Federation

NAME                                        JURISDICTION     PERCENT OF VOTING SECURITIES OWNED
------------------------------------------  ---------------  ------------------------------------------------
Southern Farm Bureau Life Insurance         Mississippi      10% of voting securities owned by each of
Company                                                      the following:
                                                             - Arkansas Farm Bureau Investment
                                                             Corporation
                                                             - Florida Farm Bureau Holding Corporation
                                                             - Georgia Farm Bureau Federation Holding
                                                             Co., Inc.
                                                             - Kentucky Farm Bureau Investment
                                                             Corporation
                                                             - Louisiana Farm Bureau Investment
                                                             Corporation
                                                             - Mississippi Farm Bureau Investment
                                                             Corporation
                                                             - North Carolina Farm Bureau Investment
                                                             Corporation
                                                             - South Carolina Farm Bureau Investment
                                                             Corporation
                                                             - Texas Farm Bureau Investment Corporation
                                                             - Virginia Farm Bureau Holding Corporation

Southern Capital Life Insurance Company     Mississippi      Ownership of all voting securities by
                                                             Southern Farm Bureau Life Insurance Company

Southern Farm Bureau Fund                   Mississippi      Ownership of all voting securities by
Distributor, Inc.                                            Southern Farm Bureau Life Insurance Company

Oakwood Holdings, LLC                       Mississippi      100% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company

One Thousand One Hotel, LLC                 Mississippi      50% of ownership interest held by
                                                             Southern Farm Bureau Life Insurance Company

Baycastle Properties, L.P.                  Mississippi      99% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company as
                                                             limited partner; 1% interest held by MR
                                                             Properties, LLC as general partner.

Annandale Properties, L.P.                  Mississippi      99% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company as
                                                             limited partner; 1% interest held by MR
                                                             Properties, LLC as general partner.

Cypress Lake Properties, L.P.               Mississippi      99% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company as
                                                             limited partner; 1% interest held by MR
                                                             Properties, LLC as general partner.

MR Properties, LLC                          Mississippi      100% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company

Jackson-I55, LLC                            Mississippi      100% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company

Knoxville-Kingston, LLC                     Tennessee        100% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company

Hou-Hempstead, LLC                          Texas            100% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company

Baton Rouge-Perkins, LLC                    Louisiana        100% of ownership interest held by Southern
                                                             Farm Bureau Life Insurance Company

NAME                                        JURISDICTION          PERCENT OF VOTING SECURITIES OWNED
------------------------------------------  --------------------  -------------------------------------------

Destin-Poinciana, LLC                       Florida               100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Pearl-Hwy 80, LLC                           Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Belle Chasse-WBC, LLC                       Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Lafayette-Pinhook, LLC                      Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

New Orleans-Baronne, LLC                    Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Knoxville-Maynardville, LLC                 Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Douglas-Peterson, LLC                       Georgia               100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Covington-Holiday, LLC                      Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Ft. Lauderdale-Broward, LLC                 Florida               100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Jackson-Conrad, LLC                         Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Chattanooga-Lee, LLC                        Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Jackson-Old Canton, LLC                     Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

St. Petersburg-Ninth, LLC                   Florida               100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Jackson-Echelon, LLC                        Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Memphis-Colony, LLC                         Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Akron-Romig, LLC                            Ohio                  100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Hudson-Hwy 321, LLC                         North Carolina        100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Memphis-One Place, LLC                      Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Waldwick-North, LLC                         New Jersey            100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Picayune-Hwy 43, LLC                        Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Westwood Alpha Limited                      Virginia              99% of ownership interest held by Southern
Partnership                                                       Farm Bureau Life Insurance Company as
                                                                  limited partner

Southern Capital Brokerage                  Mississippi           100% of ownership interest held by Southern
Company, LLC                                                      Farm Bureau Life Insurance Company

ITEM 27. NUMBER OF CONTRACT OWNERS


As of March 31, 2005, there were ______ Contract Owners.

                  [NUMBER OF CONTRACT OWNERS TO BE UPDATED BY AMENDMENT]



ITEM 28. INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company to the maximum extent allowed by Mississippi law, of any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Article XII also provides that if there is any question as to whether a director or officer has met the applicable standard of conduct, the same will be determined by an independent special legal counsel selected by the Board of Directors.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Southern Farm Bureau Fund Distributor, Inc. is the registrant's principal underwriter.

(b) Officers and Directors of Southern Farm Bureau Fund Distributor, Inc.

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
------------------------------------------  --------------------------------------
Laurence Edmond Favreau                     President and Treasurer

Joseph A. Purvis                            General Counsel and Secretary

Glen Castle                                 Vice President and Assistant Secretary

Carl B. Loop, Jr.                           Director

Ronald Roy Anderson                         Director

Lloyd Arthur                                Director

William Donald Childs                       Director

Marshall Coyle                              Director

Kenneth Dierschke                           Director

John Wayne Dollar                           Director

Ben Martin Gramling II,                     Director

Bruce Lane Hiatt                            Director

Randy Veach                                 Director

Kenneth M. Middleton                        Director

Oliver Bryan Mitchell                       Director

Sam Moore                                   Director

Wayne F. Pryor                              Director

Stanley E. Reed                             Director

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
------------------------------------------  --------------------------------------
Rick Roth                                   Director

David Waide                                 Director

David Milton Winkles, Jr.                   Director

Larry B. Wooten                             Director

John Milton Wright, Jr.                     Director

      * The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


NAME OF                       NET UNDERWRITING
PRINCIPAL                       DISCOUNTS AND      COMPENSATION ON        BROKERAGE
UNDERWRITER                      COMMISSIONS         REDEMPTION          COMMISSION         COMPENSATION
--------------------------   ------------------   -------------------   ---------------   --------------
Southern Farm Bureau
Fund Distributor, Inc.                $                  NA                  NA                  NA



   [COMPENSATION INFORMATION FOR FISCAL YEAR 2004 TO BE PROVIDED BY AMENDMENT]


ITEM 30. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213 or 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. ("EquiTrust") agrees to provide Southern Farm Bureau Life Insurance Company ("Company") with certain compliance and accounting functions with respect to the variable annuity contracts issued by the Company. These functions include: assisting in the preparation of Forms N-4, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values, preparing trial balances, financials and audit schedules.

EquiTrust is not an affiliated person of the Company. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Southern Farm Bureau Life Variable Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Jackson, State of Mississippi, on the 18th day of February, 2005.


                        SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                        SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT


                        By:                  /s/ J. JOSEPH STROBLE
                                ------------------------------------------------
                                              J. Joseph Stroble

                               EXECUTIVE VICE PRESIDENT, CHIEF EXECUTIVE OFFICER Southern Farm Bureau Life Insurance Company


                        Attest:                 /s/ JOSEPH A. PURVIS
                                ------------------------------------------------
                                                  Joseph A. Purvis
                            SENIOR VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                               Southern Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


             SIGNATURE                                          TITLE                             DATE
             ---------                                          -----                             ----
       /s/ J. JOSEPH STROBLE               Executive Vice President, Chief Executive
---------------------------------------      Officer [Principal Executive Officer]          February 18, 2005
         J. Joseph Stroble

      /s/ LAURENCE E. FAVREAU              Senior Vice President, Chief Financial
---------------------------------------    Officer [Principal Financial Officer]            February 18, 2005
        Laurence E. Favreau                [Principal Accounting Officer]


               /s/ *
---------------------------------------    President and Chairman of the Board              February 18, 2005
         Carl B. Loop, Jr.

               /s/ *
---------------------------------------    First Vice President and Director                February 18, 2005
         John Wayne Dollar

               /s/ *
---------------------------------------    Director                                         February 18, 2005
        Ronald R. Anderson

               /s/ *
---------------------------------------    Director                                         February 18, 2005
           Donald Childs

               /s/ *
---------------------------------------    Director                                         February 18, 2005
          Marshall Coyle

             SIGNATURE                                          TITLE                             DATE
             ---------                                          -----                             ----
                  /s/ *
---------------------------------------    Director                                         February 18, 2005
            Kenneth Dierschke

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
            Ben Gramling, II

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
               Bruce Hiatt

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
               Randy Veach

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
            Kenneth Middleton

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
             Bryan Mitchell

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
                Sam Moore

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
              Lloyd Arthur

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
             Wayne F. Pryor

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
             Stanley E. Reed

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
                Rick Roth

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
               David Waide

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
          David M. Winkles, Jr.

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
             Larry B. Wooten

                  /s/ *
---------------------------------------    Director                                         February 18, 2005
            J.M. Wright, Jr.

*By:       /s/ Joseph A. Purvis
---------------------------------------                                                     February 18, 2005
             Joseph A. Purvis
             Attorney-In-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT INDEX

EXHIBIT                   DESCRIPTION
-------                   -----------
24(b)(14)(a)              Power of Attorney for J. Joseph Stroble